Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net/Goodwill [Abstract]
Schedule of definite-lived intangible assets

	December 31,
	2016	2015
Original amounts:
Customer contracts and relationships	$4,978	$5,065
Technology	(*) 12,458	(*) 9,486
Trademarks	1,537	1,556

Total original amounts	18,973	16,107

Accumulated amortization:
Customer contracts and relationships	(3,014)	(2,479)
Technology	(4,887)	(2,866)
Trademarks	(646)	(498)

Accumulated amortization	(8,547)	(5,843)

Intangible assets, net	$10,426	$10,264

(*) Includes $5,056 and $1,929 capitalized technology as of December 31, 2016 and 2015, respectively. Capitalized technology includes $2,143 and $1,755 for which amortization has not yet begun as of December 31, 2016 and 2015, respectively.

Schedule of weighted average annual rates of amortization for intangible assets
Weighted average %

Customer contracts and relationships	7.5
Technology	26.0
Trademarks	10.0

Total intangible assets	19.1

Schedule of estimated aggregate amortization expenses for five succeeding fiscal years
2017	$3,536
2018	2,785
2019	1,012
2020	937
2021	767
Thereafter	1,389

Total	$10,426